Organization and Principal Activities (Details)	Oct. 25, 2023 CNY (¥)	Mar. 03, 2022 USD ($)	Oct. 13, 2015 USD ($)	Oct. 13, 2015 HKD ($)	Dec. 24, 2001 USD ($)	Nov. 18, 2000 CNY (¥)	Dec. 05, 1991 CNY (¥)
Organization and Principal Activities [Line Items]
Registered capital			$ 8,109,513	$ 63,254,200
Kang Fu [Member]
Organization and Principal Activities [Line Items]
Registered capital | $		$ 50,602,400			$ 602,400
Ownership percentage			100.00%	100.00%
Huada [Member]
Organization and Principal Activities [Line Items]
Registered capital							¥ 51,390,000
Yada [Member]
Organization and Principal Activities [Line Items]
Registered capital						¥ 50,000,000
Hainan Ruiying technology Co., Ltd. (“Hainan Ruiying”) [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	51.00%
Hainan [Member]
Organization and Principal Activities [Line Items]
Registered capital	¥ 10,000,000